Acquisitions (Details 5) (USD $)	Sep. 30, 2014	Dec. 31, 2014
Current assets	$ 217,000
Property and equipment	47,000
Accounts payable and accrued expenses	(215,000)
Loan payable	(753,000)
Goodwill	3,381,000
Total fair value of assets acquired	7,811,000
TrackGroup [Member]
Current assets		477,000
Property and equipment		5,000
Accounts payable and accrued expenses		(65,000)
Loan payable		(381,000)
Goodwill		4,050,000
Total fair value of assets acquired		$ 4,086,000